Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	71,552,402	71,552,402	67,500,000
Common stock, shares outstanding	71,552,402	71,552,402	67,500,000